Zazove Convertible Securities Fund, Inc.
Schedule of Investments
September 30, 2010
(UNAUDITED)



                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENT SECURITIES - 107%

CONVERTIBLE PREFERRED STOCK - 12%
UNITED STATES - 12%

Affiliated Managers Group,Inc. 5.150%        48,410     1,751,837
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,584,684
Carriage Services Capital Trust 7.000%       59,500     1,993,250
   Due 06-01-29
Dune Energy, Inc. 10.000%                       133         1,995
Dune Energy, Inc. 10.000% (144A)(b)             336         5,040
Emmis Communicaions Corporation              22,100       362,440
Fifth Third Bancorp 8.500%(d)                 4,800       618,000
Healthsouth Corporation 6.500%                1,000       877,770
Newell Financial Trust 5.250%                 2,048        83,968
   Due 12-01-27

Total Convertible Preferred Stock (cost- $7,801,631)    7,278,984


CONVERTIBLE BONDS - 77%

Canada - 3%
Goldcorp,Inc. 		                    440,000      536,800
   2.000% Due 08-01-14
Northgate Minerals Corporation		    600,000	 609,480
   3.500% Due 10-01-16
Petrominerales (144A)(Reg S)	            700,000      687,750
   2.625% Due 08-25-16(b)
Total Canada                                           1,834,030


CHINA - 2%
Sino-Forest Corporation(144A)	            890,000      933,388
   4.250% Due 12-15-16(b)

MAURITIUS - 0%
APP Finance VI Mauritius                  12,903,000      22,580
   0.000% Due 11-18-12 (a)(c)

INDIA - 3%
Sterlite Industries Ltd.                  1,655,000    1,608,453
   4.000% Due 10-30-14

LUXEMBOURG - 3%
Arcelormittal 				   1,470,000    1,948,669
   5.000% Due 05-15-14

MEXICO - 1%
Cemex S.A. (144A)                            610,000      590,175
   4.875% Due 03-15-15(b)


SOUTH AFRICA - 3%
AngloGold Limited (Reg S)		   1,500,000    1,798,125
   3.500% Due 05-22-14

UNITED KINGDOM - 0%
SkyePharma PLC (Reg S)                       700,000      247,527
   6.000% Due 05-04-24


UNITED STATES - 62%
3M Company 0.000% Due 11-21-32(c)(d)       1,463,000    1,345,960
Alliance Data Systems 1.750%                 310,000      319,688
   Due 08-01-13
AMR Corporation 6.250%                       570,000      560,738
   Due 10-15-14
Bank of America (LOW) 1.000%                 280,000      269,150
   Due 06-30-15
Borgwarner Inc. 3.500%		             140,000      233,709
   Due 04-15-12
Cameron International Corporation 2.500%   1,055,000    1,366,225
   Due 06-15-26(d)
CBIZ, Inc. (144A) 4.875%                     200,000      214,750
   Due 10-01-15(b)
Cephalon Inc. 2.500%                       1,050,000    1,185,188
   Due 05-01-14
Chemed Corporation                         1,000,000      966,250
   1.875% Due 05-15-14
Continental Airlines 5.000%                1,000,000    1,262,000
   Due 06-15-23
Danaher Corporation                        1,565,000    1,849,720
   0.000% Due 01-22-21 (c)(d)
EMC Corporation B                          1,450,000    2,001,000
   1.750% Due 12-01-13 (d)
Enpro Industries, Inc.                     1,150,000    1,314,594
   3.937% Due 10-15-15
Exterran Holdings, Inc.                      920,000    1,106,875
   4.250% Due 06-15-14 (d)
Gilead Sciences, Inc.-B 		   1,590,000    1,747,013
  0.625% Due 05-01-13
Grubb & Ellis company(144A)                  310,000      271,250
  7.950% Due 05-01-15(b)
International Game Technology(144A-Seasoned)1,410,000    1,533,023
   3.250% Due 05-01-14 (d)
Johnson & Johnson                          1,900,000    1,705,250
   0.000% Due 07-28-20 (c)(d)
Level Three Communications, Inc.           1,300,000    1,202,500
   7.000% Due 03-15-15
Level Three Communications, Inc.             550,000      564,438
   6.500% Due 10-01-16
Liberty Media (TWX)                        1,500,000    1,648,050
   3.125% Due 03-30-23 (d)
Liberty Media (VIA/B)                      2,250,000    1,501,875
   3.250% Due 03-15-31 (d)
MGIC Investment Corporation                  260,000      283,400
   5.000% Due 05-01-17
Morgan Stanley (LOW)                         410,000      404,240
   1.100% Due 06-24-15
Newmont Mining Corporation - A               730,000    1,062,606
   1.250% Due 07-15-14 (d)
PMI Group, Inc. 4.500%                       480,000      416,400
   Due 04-15-20
Rayonier, Inc.(144A)                         140,000      169,050
   4.500% Due 08-15-15 (b)(d)
Rite Aid Corporation                   	   1,000,000      952,500
   8.500% Due 05-15-15
School Specialty, Inc.                       300,000      291,000
   3.750% Due 11-30-26
Sirius XM Radio Inc.(144A-Seasoned)        1,480,000    1,617,825
   7.000% Due 12-01-14
Steel Dynamics, Inc.                         870,000      987,450
   5.125% Due 06-15-14(d)
Teleflex Incorporated                        800,000      870,000
   3.875% Due 08-01-17
Thermo Fisher Scientific                   1,070,000    1,346,194
   3.250% Due 03-01-24
Toreador Resources Corporation(144A-Seasoned)1,150,000  1,451,875
  8.000% Due 10-01-25
Tyson Foods, Inc.                          1,000,000    1,183,750
  3.250% Due 10-15-13
Western Refining, Inc.                       500,000      422,500
   5.750% Due 06-15-14
Xilinx, Inc.(144A)                         1,400,000    1,590,750
   2.625% Due 06-15-17

        Total United States                            37,218,786

Total Convertible Bonds (cost - $42,686,298)           46,201,733


CORPORATE BONDS - 2%
United States - 2%
FiberTower Corporation
   9.000% Due 01-01-16                      1,025,773    892,423

Total Corporate Bonds(cost $809,161)                     892,423


CONVERTIBLE BOND UNITS - 3%
UNITED STATES - 3%
CenterPoint Energy (TWX) 2.0% 1.165%           6,900     211,761
  Due 09-15-29
Ashland Inc. 6.500%                            1,720   1,376,000
  Due 06-30-29

        Total Convertible Bond Units(cost $1,513,091)  1,587,761

COMMON STOCK - 4%
Ireland - 0%
Fly Leasing                                   13,100     171,872

India - 1%
Vedanta Resources - Reg S GDR                38,593     674,413

UNITED STATES - 3%
Durect Corporation                           403,150    1,024,001
FiberTower Corporation                       156,857      665,074

      Total United States                               1,689,075

      Total Common Stock (cost $3,475,243)              2,535,360


PREFERRED STOCK - 0%
UNITED STATES - 0%
PTV, Inc.                                         594         53

      Total Preferred Stock(cost $2,953)                      53

WARRANTS - 2%
UNITED STATES - 2%
Ford Motor Company
    strike price $9.20, expire 01-01-13 (c)  123,000      527,670
JPMorgan Chase
    strike price $42.42,expire 10-28-18 (c)   30,000      350,100
Mirant(Series A),strike price $21.87,         28,100          427
    Expire 01-03-11 (c)
Mirant(Series B),strike price $20.54,         65,200        1,480
    Expire 01-03-11 (c)
Raytheon Company,strike price $37.50,         52,500      474,600
    Expire 06-16-11 (c)

      Total Warrants(cost $2,215,405)                   1,354,277

Other Investment Securities - 7%
UNITED STATES - 7%
    Metromedia International Group, Inc.      80,000   4,273,600
       appraisal rights (e)

      Total Other (cost $629,451)                      4,273,600


TOTAL INVESTMENT SECURITIES (cost - $59,133,233)      64,124,190

INVESTMENT SECURITIES SOLD SHORT (1%)
COMMON STOCK - (1%)
   UNITED STATES - (1%)
   JP Morgan Chase (d)                       (15,000)  (570,900)

     TOTAL INVESTMENT SECURITIES
          SOLD SHORT (proceeds $716,388)               (570,900)


OTHER ASSETS LESS LIABILITIES - (6)%                  (3,555,978)
NET ASSETS - 100%                                    $59,997,312


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.

(e) The Fund is party to an appraisal action in the Delaware Court of Chancery in which it has requested the determination and payment of fair value of the 7.25% Cumulative Convertible
    Preferred Stock. See notes to financial statements.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2010.



Valuation of Measurements- Financial Accounting Standards Board
(FASB) Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures,defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements and is effective for the Fund's current fiscal year.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of September 30, 2010:

                           Level 1     Level 2     Level 3       Total
Convertible Preferred
   Stock                  $980,440   6,298,544           0  $7,278,984
Convertible Bonds                0  46,201,733           0  46,201,733
Convertible Bond Units           0   1,587,761           0   1,587,761
Corporate Bonds                  0     892,423           0     892,423
Common Stock             2,535,360           0           0   2,535,360
Preferred Stock                  0          53           0          53
Warrants                 1,354,277           0           0   1,354,277
Other Investment
   Securities                    0           0   4,273,600   4,273,600

Total investment
   securities           $4,870,077 $54,980,513  $4,273,600 $64,124,190



                          Level 1      Level 2     Level 3      Total

Common Stock             $570,900           $0           0   $570,900

Total investment
 securities sold short   $570,900           $0          $0   $570,900



The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
                                                        Other
                                                      Investment
                                                      Securities

Balance as of December 31, 2009                      $ 4,459,200
Unrealized loss                                         (185,600)
Purchases                                                      0
Sales                                                          0
Transfers in and/or out of Level 3                             0

Balance as of September 30, 2010                     $ 4,273,600

Ending balance
The amount of total gains or loses for the period
included in net assets attributable to the change in
unrealized gains or losses related to assets still
held at the reporting date                           $  (185,600)


(concluded)